CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	$ 2,225,447	$ 1,616,980	$ 1,116,376
Interest income	1,100	1,468	964
Net income	4,021,848	4,565,968	4,904,550
Foreign currency translation adjustment	(108,205)	(751,042)	(765,836)
Comprehensive income	3,913,643	3,814,926	4,138,714
Parent company | Reportable legal entity
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	(689,500)
Interest income	3
Equity in earnings of subsidiaries and VIEs	4,711,345	4,565,968	4,904,550
Net income	4,021,848	4,565,968	4,904,550
Foreign currency translation adjustment	(108,205)	(751,042)	(765,836)
Comprehensive income	$ 3,913,643	$ 3,814,926	$ 4,138,714